DERIVATIVE FINANCIAL INSTRUMENTS - Forward purchase agreement and libertas settlement and termination agreement (Details)			1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 25, 2025 USD ($)	Apr. 02, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) item D $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 24, 2025 USD ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Extinguishment of derivative liability							$ 2,648,508
Recognition of non-cash assumption of debt							$ 2,724,485
Libertas - Sale of Future Receipts
DERIVATIVE FINANCIAL INSTRUMENTS
Remaining principal portion of debt payable	$ 3,100,000									$ 3,100,000
Extinguishment of derivative liability	2,648,508
Recognition of non-cash assumption of debt	$ 75,000
Meteora
DERIVATIVE FINANCIAL INSTRUMENTS
Shares deemed free and clear of all obligations | shares		1,618,948
Meteora | Subsequent events
DERIVATIVE FINANCIAL INSTRUMENTS
Shares deemed free and clear of all obligations | shares		1,618,948
Forward purchase agreement | Meteora
DERIVATIVE FINANCIAL INSTRUMENTS
Number of recycled shares | shares		0
Number of shares purchased from redeeming stockholders | shares									3,248,466
Price per share at which common stock redeemed | $ / shares									$ 11.36301754
Prepayment amount									$ 36,543,000
Percentage of prepayment shortfall					1.00%				1.00%
Percentage of payment due out of prepayment shortfall					0.50%				0.50%
Receivables of prepayment shortfall									$ 185,000
Consideration equal to product amount									40,000
Amount of additional consideration									$ 455,000
Percentage over product of prepayment amount									0.75%
Payments of original and additional product of prepayment amount									$ 277,000
Brokerage expenses									$ 164,000
Percentage of reduction in prepayment shortfall				0.50%	0.50%
Amount of additional shortfall request				$ 300,000	$ 300,000			$ 300,000
Recovery of an outstanding prepayment shortfall (as percentage)				130.00%	120.00%
Receivables wrote off					$ 185,000
Minimum volume-weighted average price per share | $ / shares				$ 2	$ 2
Shares sold pursuant | shares					0
Gain on forward purchase assets					$ 1,547,236
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Nonoperating Income (Expense)
Shares released from designation as recycled shares | shares				500,000
Maximum number of days to provide written notice to request additional prepayment shortfall				45 days
Number of trading days prior to as additional shortfall request | D				10
Number of times the value of current shares is greater than additional shortfall request | item				7
Number of trading days prior to the average daily value in additional shortfall request | D				10
Number of times the average daily value of shares is greater than additional shortfall request | item				7
Cash proceeds								$ 1,000,000
Forward purchase agreement | Meteora | Subsequent events
DERIVATIVE FINANCIAL INSTRUMENTS
Number of recycled shares | shares		0
Forward purchase agreement | Meteora | Standby equity purchase agreement
DERIVATIVE FINANCIAL INSTRUMENTS
Minimum volume-weighted average price per share | $ / shares				$ 1
FPA Termination Agreement | Meteora
DERIVATIVE FINANCIAL INSTRUMENTS
Proceeds from termination of contract		$ 500,000	$ 500,000			$ 500,000
Shares deemed free and clear of all obligations | shares		1,618,948
Number of recycled shares | shares		0
Deemed amount of prepayment shortfall		$ 0
FPA Termination Agreement | Meteora | Subsequent events
DERIVATIVE FINANCIAL INSTRUMENTS
Proceeds from termination of contract		500,000
Deemed amount of prepayment shortfall		$ 0